Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Estimated Useful Lives of Property and Equipment

Assets	Depreciable Life
Furniture and fixtures	5 years
Equipment and vehicle	3 years and 5 years
Internal use software	3 years
Leasehold improvements	Shorter of the estimated lease term or 5 years

Summary of Disaggregated Revenue
The disaggregated revenue for the three and six months ended June 30, 2023 and 2022 were as follows
(in thousands)
:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
On-Demand	$5,147	$3,270	$9,822	$6,827
Scheduled	1,048	1,208	1,880	2,469

Total revenue	$6,195	$4,478	$11,702	$9,296

	Year Ended December 31

	2022	2021
On-Demand	$15,950	$6,445
Scheduled	4,324	5,353

Total revenue	$20,274	$11,798

Schedule of Significant Unobservable Inputs Used in Valuation Models
Significant unobservable inputs used in the valuation models as of June 30, 2023 and December 31, 2022 were as follows:

	June 30, 2023	December 31, 2022
Public listing probability	90%	50%
Lack of marketability	32%	32%
Discount rates used in the sale scenario for debt instruments	0%	70%
Discount rates used in the public listing scenario	20% – 30%	20% – 30%
Probability weighted volatility	76%	147%

Significant unobservable inputs used in the valuation models as of December 31, 2022 and 2021 were as follows:

	December 31,
	2022	2021
Public listing probability	50%	—
SPAC probability	—	8%
Lack of marketability	32%	32%
Discount rates used in the sale scenario for debt instruments	70%	35% – 40%
Discount rates used in the public listing scenario	20% – 30%	—
Discount rates used in the SPAC scenario	—	30%
Probability weighted volatility	147%	144%

Summary of Company's Financial Liabilities Measured at Fair Value on Recurring Basis
The following tables summarize the Company’s financial liabilities that are measured at fair value on a recurring basis in the condensed consolidated financial statements
(in thousands)
:

	Fair Value Measurements at June 30, 2023 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes at fair value	—	—	$35,106	$35,106
Preferred shares warrant liability	—	—	11	11
SAFE notes at fair value	—	—	56,845	56,845
GEM derivative liability	—	—	11,397	11,397

Total financial liabilities	$—	$—	$103,359	$103,359

	Fair Value Measurements at December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes at fair value	—	—	$29,096	$29,096
Preferred shares warrant liability	—	—	51	51
SAFE notes at fair value	—	—	24,714	24,714
GEM derivative liability	—	—	2,963	2,963

Total financial liabilities	$—	$—	$56,824	$56,824

The following tables summarize the Company’s financial liabilities that are measured at fair value on a recurring basis in the consolidated financial statements
(in thousands)
:

	Fair Value Measurements at December 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Liabilities
Convertible notes at fair value	—	—	$11,681	$11,681
Preferred shares warrant liability	—	—	9	9
SAFE notes at fair value	—	—	19	19
GEM derivative liability	—	—	435	435

Total financial liabilities	$—	$—	$12,144	$12,144

	Fair Value Measurements at December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities
Convertible notes at fair value	—	—	$29,096	$29,096
Preferred shares warrant liability	—	—	51	51
SAFE notes at fair value	—	—	24,714	24,714
GEM derivative liability	—	—	2,963	2,963

Total financial liabilities	$—	$—	$56,824	$56,824

Schedule of Reconciliation of Activity and Changes in Fair Value for Company's Convertible Loans and Redeemable Convertible Preferred Stock Warrant Liability
The following table provides a reconciliation of activity and changes in fair value for the Company’s convertible loans and redeemable convertible preferred stock warrant liability using inputs classified as Level 3
(in thousands)
:

	Convertible Notes at Fair Value	Preferred Shares Warrant Liability	SAFE Notes	GEM Derivative Liability
Balance at December 31, 2021	$11,681	$9	$19	$435
Issuance of convertible notes	4,191	—	11,839	—
Conversion of convertible notes to preferred shares	(10,257)	—	—	—
Conversion of PFG liability to convertible note	11,197	—	—	—
Change in fair value	12,284	42	12,856	2,528

Balance at December 31, 2022	$29,096	$51	$24,714	$2,963

Issuance of SAFE notes	—	—	3,716	—
Conversion of related party notes to SAFE	—	—	4,354	—
Payments of borrowings on convertible notes	(35)	—	—	—
Change in fair value	6,045	(40)	24,061	8,434

Balance at June 30, 2023	$35,106	$11	$56,845	$11,397

The following table provides a reconciliation of activity and changes in fair value for the Company’s convertible loans and redeemable convertible preferred stock warrant liability using inputs classified as Level 3
(in thousands)
:

	Convertible Notes at Fair Value	Preferred Shares Warrant Liability	SAFE Notes at Fair Value	GEM Derivative Liability
Balance at December 31, 2020	$9,074	$35	$37	$650
Issuance of convertible notes	2,632	—	—	$—
Conversion of convertible notes to preferred shares	(353)	—	—	—
Change in fair value	328	(26)	(18)	(215)

Balance at December 31, 2021	$11,681	$9	$19	$435

Issuance of convertible notes	4,190	—	11,839	—
Conversion of convertible notes to preferred shares	(10,257)	—	—	—
Conversion of PFG liability to convertible note	11,197	—	—	—
Change in fair value	12,284	42	12,856	2,528

Balance at December 31, 2022	$29,095	$51	$24,714	$2,963

Southern Airways Corporation
Summary of Disaggregated Revenue
The Company generates revenue from the following principal sources (
in thousands
):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Passenger revenue	$9,027	$9,811	$18,770	$17,590
EAS and other subsidy revenue	11,232	7,873	21,495	14,732
Charter revenue	1,171	885	2,717	2,034
Other revenue	957	1,067	2,079	2,001

Total revenue	$22,387	$19,636	$45,061	$36,357

The Company generates revenue from the following principal sources:

	Year Ended December 31,
	2022	2021
Passenger revenue	$38,959	$25,738
EAS and other subsidy revenue	32,525	25,597
Charter revenue	5,043	3,101
Other revenue	4,189	3,243

Total revenue	$80,716	$57,679

Schedule of Estimated Useful Lifes of Property, Plant and Equipment
Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, or in the case of leasehold improvements, over the term of the lease or economic life, whichever is shorter as follows:

Assets	Depreciable Life
Aircraft	up to 20 years
Rotable spares	7 years
Aircraft engines	3 to 8 years
Office equipment, vehicles, and other	5 years
Ground equipment	7 years
Furniture and fixtures	7 years
Leasehold improvements	shorter of estimated lease term or 7 years

Summary of Accounting Standards Update and Change in Accounting Principle
The impact of the adoption of ASC 842 on the consolidated balance sheet as of January 1, 2022 is as follows:

	December 31, 2021	Adjustments Due to the Adoption of ASC 842	January 1, 2022
ASSETS
Cash	$5,710	$—	$5,710
Accounts receivable, net	3,174	—	3,174
Prepaid expenses and other current assets	2,509	—	2,509

Total current assets	11,393	—	11,393
Property and equipment, net	14,295	(2,054)	12,241
Operating right-of-use assets	—	11,174	11,174
Finance right-of-use assets	—	2,054	2,054
Other assets	3,091	—	3,091

Total assets	$28,779	$11,174	$39,953

LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED SHARES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities
Accounts payable	$1,754	$—	$1,754
Accrued salaries, wages and benefits	1,936	—	1,936
Deferred revenue	4,513	—	4,513
Current maturities of long-term debt	497	—	497
Current maturities of capital lease liabilities	129	(129)	—
Operating lease liabilities	—	1,635	1,635
Finance lease liabilities	—	129	129
Current portion due to related parties	1,016	1,819	2,835
Other current liabilities	2,072	(9)	2,063

Total current liabilities	11,917	3,445	15,362
Noncurrent liabilities
Long-term debt, net of current maturities	3,468	—	3,468
Long-term capital lease obligations, net of current maturities	1,974	(1,974)	—
Long-term operating lease liabilities	—	3,086	3,086
Long-term finance lease liabilities	—	1,974	1,974
Due to related parties, net of current portion	4,689	4,657	9,346
Other liabilities	747	(14)	733

Total noncurrent liabilities	10,878	7,729	18,607

Total liabilities	$22,795	$11,174	$33,969
Commitments and contingencies (Note 19)
Redeemable convertible preferred shares
Redeemable convertible preferred shares	$3,624	$—	$3,624
Stockholders’ equity
Common stock	$—	$—	$—
Additional paid-in capital	8,468	—	8,468
Accumulated deficit	(6,108)	—	(6,108)

Total stockholders’ equity	2,360	—	2,360

Total liabilities, redeemable convertible preferred shares and stockholders’ equity	$28,779	$11,174	$39,953

Schedule of Revision on Company Previously Reported
The following table presents the effects of the revision on the Company’s previously reported consolidated statement of operations for the six months ended June 30, 2022 (in thousands):

	As Previously Reported	Adjustment Related to Deferred Revenue	As Revised
Revenues	$36,521	$(166)	$36,355
Operating loss	(1,631)	(166)	(1,797)
Loss before income taxes	(2,165)	(166)	(2,331)
Net loss including noncontrolling interest	(2,171)	(166)	(2,337)
Net loss attributable to common shareholders	(2,171)	(166)	(2,337)
The adjustment related to the consolidated statement of operations for the three months ended June 30, 2022 was immaterial.
The following table presents the effect of the revision on the Company’s consolidated balance sheet as of December 31, 2022 (in thousands):

	As Previously Reported	Adjustment	As Revised
Deferred revenue	$5,404	$856	$6,260
Current liabilities	26,654	856	27,510
Total liabilities	65,133	856	65,989
Accumulated deficit	(9,723)	(856)	(10,579)
Total stockholders’ deficit	(542)	(856)	1,398
The following table presents the effect of the revision on the Company’s consolidated statement of cash flows for the six months ended June 30, 2022 (in thousands):

	As Previously Reported	Adjustment	As Revised
Net loss including noncontrolling interests	$(2,171)	$(166)	$(2,337)
Deferred revenue	1,913	166	2,079
Cash flows from operating activities	427	—	427
The error corrections as of December 31, 2021 also contain a $0.5 million adjustment to opening accumulated deficit.